INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Benefit - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Net (Loss)	$ (560,436)	$ (154,218)	$ (1,523,721)	$ (1,373,536)	$ (1,833,728)	$ (1,785,114)
Benefit (expense) for income taxes computed using the statutory rate of 21% and 34%, respectively					385,083	606,939
Non-deductible expense					(212,526)	(99,086)
Remeasurement of deferred income taxes due to tax reform					(1,425,999)	0
Change in valuation allowance					1,253,442	(507,853)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0